CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Year $ / shares shares	Dec. 31, 2017 USD ($) Year shares	Dec. 31, 2016 USD ($) shares
Statements Line Items
Proceeds from exercise of options	$ 2,500
Exercise of options	$ (2,500)		$ (152,126)
Common shares issued to acquire intangible assets | shares		250,000
Common shares issued to acquire intangible assets, value		$ 192,946
Description of stock option plan	Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares.
Weighted average remaining contractual life of outstanding share options | Year	3.49	4.01
Weighted average share price of share options exercised in share-based payment arrangement | $ / shares	$ 0.64
Share-based expense	$ 403,548	$ 469,187	$ 285,745
Technology development agreement [Member]
Statements Line Items
Common shares issued to acquire intangible assets | shares	250,000	250,000
Common shares issued to acquire intangible assets, value	$ 131,527	$ 192,946
After achieving the second milestone of the technology development agreement [Member]
Statements Line Items
Common shares issued to acquire intangible assets | shares		250,000
Common shares issued to acquire intangible assets, value		$ 208,486
Class A, convertible, voting, preferred shares [Member]
Statements Line Items
Number of shares authorised | shares	5,000,000
Capital Stock [Member]
Statements Line Items
Exercise of options (Shares) | shares	8,334		340,000
Exercise of options	$ (3,763)		$ (314,680)
Reserves [Member]
Statements Line Items
Exercise of options	1,263		162,554
Share-based expense	$ 403,548	$ 469,187	$ 285,745